Material Non-Cash Transactions - Schedule of Non-Cash Investing and Financing Activities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Non-Cash Investing and Financing Activities [Abstract]
Project acquisition costs partially settled by issue of shares – see Note 10	$ 44,686,382	$ 279,091
Project acquisition costs partially settled by issue of options – see Note 11	17,406,388
Shares issued to employees and consultants for service / fees – See Note 10	1,508,000	792,444
Performance rights and options issued to employees under the Employee Share Incentive Pan – see Note 11	10,934,330	394,213
Options and rights issued for corporate advisory services – see Note 11	$ 23,954,518